Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Equity Series Funds Inc
Entity Central Index Key	0000877670
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000002851
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class AAA
Trading Symbol	GABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABEX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABEX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$147	1.40%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
09/15	10,000	10,000	10,000
09/16	11,131	11,543	11,461
09/17	12,679	13,691	13,283
09/18	12,832	16,143	14,670
09/19	12,692	16,829	15,531
09/20	12,810	19,379	15,343
09/21	16,823	25,193	19,744
09/22	15,127	21,295	18,129
09/23	16,931	25,899	20,504
09/24	20,256	35,314	26,072
09/25	22,379	41,529	28,651

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	10.48%	11.80%	8.97%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 452,858,515
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 4,532,220
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$452,858,515 Number of Portfolio Holdings212 Portfolio Turnover Rate0% Management Fees$4,532,220
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABEX/
C000243164
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class C
Trading Symbol	GEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GEICX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GEICX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$225	2.15%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/15	10,000	10,000	10,000	10,000
9/16	11,051	10,951	11,543	11,461
9/17	12,491	12,269	13,691	13,283
9/18	12,546	12,200	16,143	14,670
9/19	12,311	11,852	16,829	15,531
9/20	12,345	11,765	19,379	15,343
9/21	16,084	15,212	25,193	19,744
9/22	14,340	13,427	21,295	18,129
9/23	15,950	14,800	25,899	20,504
9/24	19,010	17,491	35,314	26,072
9/25	20,860	19,018	41,529	28,651

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	9.73%	10.96%	8.16%
The Gabelli Equity Income Fund - Class C (includes sales charge)	8.73%	10.96%	8.16%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 452,858,515
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 4,532,220
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$452,858,515 Number of Portfolio Holdings212 Portfolio Turnover Rate0% Management Fees$4,532,220
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GEICX/
C000061072
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class I
Trading Symbol	GCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCIEX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCIEX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
9/15	10,000	10,000	10,000
9/16	11,159	11,543	11,461
9/17	12,743	13,691	13,283
9/18	12,935	16,143	14,670
9/19	12,823	16,829	15,531
9/20	12,970	19,379	15,343
9/21	17,083	25,193	19,744
9/22	15,406	21,295	18,129
9/23	17,284	25,899	20,504
9/24	20,715	35,314	26,072
9/25	22,955	41,529	28,651

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	10.81%	12.10%	9.25%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 452,858,515
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 4,532,220
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$452,858,515 Number of Portfolio Holdings212 Portfolio Turnover Rate0% Management Fees$4,532,220
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCIEX/
C000002850
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class A
Trading Symbol	GCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCAEX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCAEX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$147	1.40%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/15	10,000	10,000	10,000	10,000
9/16	11,131	10,491	11,543	11,461
9/17	12,680	11,951	13,691	13,283
9/18	12,833	12,096	16,143	14,670
9/19	12,694	11,964	16,829	15,531
9/20	12,814	12,077	19,379	15,343
9/21	16,826	15,859	25,193	19,744
9/22	15,135	14,265	21,295	18,129
9/23	16,943	15,968	25,899	20,504
9/24	20,250	19,085	35,314	26,072
9/25	22,405	21,117	41,529	28,651

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	10.64%	11.83%	8.99%
The Gabelli Equity Income Fund - Class A (includes sales charge)	4.28%	10.52%	8.34%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 452,858,515
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 4,532,220
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$452,858,515 Number of Portfolio Holdings212 Portfolio Turnover Rate0% Management Fees$4,532,220
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCAEX/
C000203681
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class A
Trading Symbol	GGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGFSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGFSX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,129	8,604	10,425	9,979	10,356
9/20	7,281	6,468	12,004	8,563	9,127
9/21	12,310	10,306	15,606	13,162	14,523
9/22	9,879	7,795	13,192	10,663	11,960
9/23	12,491	9,290	16,044	12,769	13,363
9/24	17,374	12,178	21,875	17,721	18,576
9/25	22,787	15,054	25,725	22,784	22,430

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class A	31.15%	25.63%	12.49%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	23.61%	24.15%	11.54%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,541,653
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 348,203
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,541,653 Number of Portfolio Holdings56 Portfolio Turnover Rate9% Management Fees$348,203
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGFSX/
C000203683
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class C
Trading Symbol	GCFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCFSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCFSX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$230	2.00%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,061	9,161	10,425	9,979	10,356
9/20	7,161	7,168	12,004	8,563	9,127
9/21	12,002	11,941	15,606	13,162	14,523
9/22	9,559	9,416	13,192	10,663	11,960
9/23	11,994	11,720	16,044	12,769	13,363
9/24	16,544	16,049	21,875	17,721	18,576
9/25	21,548	20,742	25,725	22,784	22,430

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class C	30.25%	24.65%	11.60%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	29.25%	24.65%	11.60%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,541,653
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 348,203
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,541,653 Number of Portfolio Holdings56 Portfolio Turnover Rate9% Management Fees$348,203
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCFSX/
C000203680
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class I
Trading Symbol	GFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GFSIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GFSIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,149	10,425	9,979	10,356
9/20	7,304	12,004	8,563	9,127
9/21	12,376	15,606	13,162	14,523
9/22	9,954	13,192	10,663	11,960
9/23	12,624	16,044	12,769	13,363
9/24	17,579	21,875	17,721	18,576
9/25	23,120	25,725	22,784	22,430

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class I	31.53%	25.92%	12.72%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,541,653
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 348,203
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,541,653 Number of Portfolio Holdings56 Portfolio Turnover Rate9% Management Fees$348,203
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GFSIX/
C000203682
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class AAA
Trading Symbol	GAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAFSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAFSX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,124	10,425	9,979	10,356
9/20	7,269	12,004	8,563	9,127
9/21	12,288	15,606	13,162	14,523
9/22	9,856	13,192	10,663	11,960
9/23	12,465	16,044	12,769	13,363
9/24	17,321	21,875	17,721	18,576
9/25	22,736	25,725	22,784	22,430

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class AAA	31.26%	25.62%	12.45%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,541,653
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 348,203
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,541,653 Number of Portfolio Holdings56 Portfolio Turnover Rate9% Management Fees$348,203
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAFSX/
C000002861
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class AAA
Trading Symbol	GWSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSVX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$168	1.66%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000
9/16	11,417	11,543	11,533
9/17	12,316	13,691	13,554
9/18	11,728	16,143	15,480
9/19	10,965	16,829	15,094
9/20	10,584	19,379	14,768
9/21	15,321	25,193	21,219
9/22	13,505	21,295	17,983
9/23	14,303	25,899	20,772
9/24	17,433	35,314	26,337
9/25	17,845	41,529	27,951

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	2.37%	11.01%	5.96%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 47,889,616
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 271,403
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,889,616 Number of Portfolio Holdings36 Portfolio Turnover Rate35% Management Fees$271,403
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSVX/
C000002860
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class C
Trading Symbol	GWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$243	2.41%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.41%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000	10,000
9/16	11,335	11,235	11,543	11,533
9/17	12,133	11,913	13,691	13,554
9/18	11,468	11,147	16,143	15,480
9/19	10,644	10,243	16,829	15,094
9/20	10,203	9,720	19,379	14,768
9/21	14,667	13,876	25,193	21,219
9/22	12,828	12,015	21,295	17,983
9/23	13,491	12,515	25,899	20,772
9/24	16,321	15,016	35,314	26,337
9/25	16,577	15,102	41,529	27,951

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	1.57%	10.20%	5.19%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	0.57%	10.20%	5.19%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 47,889,616
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 271,403
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,889,616 Number of Portfolio Holdings36 Portfolio Turnover Rate35% Management Fees$271,403
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSCX/
C000061074
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class I
Trading Symbol	GWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000
9/16	11,451	11,543	11,533
9/17	12,379	13,691	13,554
9/18	11,822	16,143	15,480
9/19	11,077	16,829	15,094
9/20	10,729	19,379	14,768
9/21	15,687	25,193	21,219
9/22	13,950	21,295	17,983
9/23	14,923	25,899	20,772
9/24	18,340	35,314	26,337
9/25	18,934	41,529	27,951

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	3.24%	12.03%	6.59%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 47,889,616
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 271,403
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,889,616 Number of Portfolio Holdings36 Portfolio Turnover Rate35% Management Fees$271,403
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSIX/
C000002858
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class A
Trading Symbol	GWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000	10,000
9/16	11,419	10,763	11,543	11,533
9/17	12,318	11,610	13,691	13,554
9/18	11,727	11,052	16,143	15,480
9/19	10,964	10,333	16,829	15,094
9/20	10,594	9,985	19,379	14,768
9/21	15,343	14,461	25,193	21,219
9/22	13,520	12,742	21,295	17,983
9/23	14,402	13,574	25,899	20,772
9/24	17,620	16,607	35,314	26,337
9/25	18,104	17,063	41,529	27,951

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	2.75%	11.32%	6.12%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	(3.16)%	10.01%	5.49%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 47,889,616
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 271,403
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,889,616 Number of Portfolio Holdings36 Portfolio Turnover Rate35% Management Fees$271,403
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSAX/
C000002855
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class AAA
Trading Symbol	GABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABSX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000
9/16	11,426	11,547	11,812	11,466
9/17	13,889	13,942	14,298	13,779
9/18	14,890	16,067	17,027	15,701
9/19	14,038	14,638	15,436	14,726
9/20	13,747	14,695	14,157	13,576
9/21	19,542	21,702	22,316	20,884
9/22	16,206	16,602	18,114	17,118
9/23	19,885	18,085	19,940	19,184
9/24	25,302	22,924	25,097	24,119
9/25	26,666	25,391	26,010	25,378

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	5.39%	14.17%	10.31%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,851,056,905
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 17,339,087
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,851,056,905 Number of Portfolio Holdings441 Portfolio Turnover Rate1% Management Fees$17,339,087
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABSX/
C000002857
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GCCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCCSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCCSX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$218	2.13%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.13%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000	10,000
9/16	11,341	11,241	11,547	11,812	11,466
9/17	13,683	13,450	13,942	14,298	13,779
9/18	14,560	14,178	16,067	17,027	15,701
9/19	13,623	13,132	14,638	15,436	14,726
9/20	13,241	12,636	14,695	14,157	13,576
9/21	18,683	17,704	21,702	22,316	20,884
9/22	15,377	14,425	16,602	18,114	17,118
9/23	18,727	17,424	18,085	19,940	19,184
9/24	23,651	21,831	22,924	25,097	24,119
9/25	24,744	22,622	25,391	26,010	25,378

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	4.62%	13.32%	9.48%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	3.62%	13.32%	9.48%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,851,056,905
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 17,339,087
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,851,056,905 Number of Portfolio Holdings441 Portfolio Turnover Rate1% Management Fees$17,339,087
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCCSX/
C000061073
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class I
Trading Symbol	GACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GACIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GACIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000
9/16	11,456	11,547	11,812	11,466
9/17	13,958	13,942	14,298	13,779
9/18	15,004	16,067	17,027	15,701
9/19	14,179	14,638	15,436	14,726
9/20	13,920	14,695	14,157	13,576
9/21	19,838	21,702	22,316	20,884
9/22	16,488	16,602	18,114	17,118
9/23	20,285	18,085	19,940	19,184
9/24	25,879	22,924	25,097	24,119
9/25	27,341	25,391	26,010	25,378

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	5.65%	14.45%	10.58%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,851,056,905
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 17,339,087
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,851,056,905 Number of Portfolio Holdings441 Portfolio Turnover Rate1% Management Fees$17,339,087
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GACIX/
C000002854
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCASX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCASX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000	10,000
9/16	11,426	10,769	11,547	11,812	11,466
9/17	13,889	13,090	13,942	14,298	13,779
9/18	14,890	14,034	16,067	17,027	15,701
9/19	14,037	13,230	14,638	15,436	14,726
9/20	13,745	12,954	14,695	14,157	13,576
9/21	19,541	18,418	21,702	22,316	20,884
9/22	16,203	15,271	16,602	18,114	17,118
9/23	19,884	18,740	18,085	19,940	19,184
9/24	25,300	23,845	22,924	25,097	24,119
9/25	26,666	25,132	25,391	26,010	25,378

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	5.40%	14.17%	10.30%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	(0.66)%	12.83%	9.65%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,851,056,905
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 17,339,087
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,851,056,905 Number of Portfolio Holdings441 Portfolio Turnover Rate1% Management Fees$17,339,087
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCASX/